INCOME TAX EXPENSE (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (1,484)	¥ (10,512)	¥ (16,432)	¥ (52,836)
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(243)	(1,718)	6,406	(4,669)
VIRGIN ISLANDS, BRITISH
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(1,233)	(8,738)	(22,776)	(48,106)
HONG KONG
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (8)	¥ (56)	¥ (62)	¥ (61)